Summary of Significant Accounting Policies - Schedule of basic and diluted loss per ordinary share (Details) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Numerator:
Interest income attributable to redeemable ordinary shares	$ 3,038	$ 780,199	$ 246,606	$ 1,635,750
Net income attributable to redeemable ordinary shares	$ 3,038	$ 780,199	$ 246,606	$ 1,635,750
Denominator:
Weighted average redeemable ordinary shares outstanding, basic and diluted (in Shares)	23,470,955	24,391,533	3,820,067	24,958,411
Basic and diluted net income per redeemable ordinary share (in Shares)	0.00	0.03	0.06	0.07
Numerator:
Net income (loss)	$ (30,918,750)	$ 8,943,386	$ (4,779,782)	$ (7,580,615)
Less: Net income attributable to redeemable ordinary shares	$ (3,038)	$ (780,199)	$ (246,606)	$ (1,635,750)
Net income (loss) attributable to non-redeemable ordinary shares (in Shares)	(30,921,788)	8,163,187
Denominator:
Weighted average non-redeemable ordinary shares outstanding, basic and diluted	$ 12,466,545	$ 11,545,967
Basic and diluted net income (loss) per non-redeemable ordinary share (in Dollars per share)	$ (2.48)	$ 0.71	$ (0.72)	$ (0.84)